Reverse Recapitalization - Schedule of Common Stock Issued and Outstanding Reverse Recapitalization (Details) - Reverse Recapitalization [Member] - shares	Mar. 31, 2025	Dec. 31, 2024
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization [Line Items]
Lakeshore’s shares outstanding prior to reverse recapitalization	74,717	74,717
Shares issued to private rights	1,172	1,172
Conversion of the Lakeshore’s public shares and rights	26,337	26,337
Shares issued to service providers	26,718	26,718
Shares issued for commitment fee	5,114	5,114
Bonus shares issued to investors	5,533	5,533
Conversion of NMI’s shares into the Company’s ordinary shares	742,416	742,416
Total shares outstanding	882,006	882,006